CONSOLIDATED STATEMENTS OF OPERATIONS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 71,291	$ 59,432		$ 113,267
Costs and expenses:
Costs of sales and services	30,918	26,870		96,561
Selling, general and administrative	21,144	19,901		22,573
Selling, general and administrative - share-based compensation -	2,497	0		0
Finance costs	1,935	1,881		1,243
Credit losses (reversal), net	88	(3,108)		13,398
Exchange differences on foreign currency transactions, net (gain) loss	(2,838)	2,709		(3,724)
Total	53,744	48,253		130,051
Income (loss) before income taxes	17,547	11,179		(16,784)
Income tax expense:
Income taxes	(2,289)	(4,893)		(482)
Resource property revenue taxes	(7,887)	(6,074)		(1,137)
Resource property (expense) recovery	(10,176)	(10,967)		(1,619)
Net income (loss) for the year	7,371	212		(18,403)
Net loss (income) attributable to non-controlling interests	193	157		(150)
Net income (loss) attributable to owners of the parent company	$ 7,564	$ 369		$ (18,553)
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.51	$ 0.03	[1]	$ (1.26)	[1]
Diluted (in dollars per share)	$ 0.51	$ 0.03	[1]	$ (1.26)	[1]
Weighted average number of common shares outstanding
- Basic (in shares)	14,779,302	14,779,302	[1]	14,765,938	[1]
- Diluted (in shares)	14,908,312	14,779,302	[1]	14,765,938	[1]

[1]	*The amounts have been restated for the stock dividends distributed in the year ended December 31, 2021 (see Notes 17 and 21).